Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001670747
Registrant Name	BirchBioMed Inc.
Registration File Number	333-298279
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES